Performance Management - HCM Tactical Plus Fund	Dec. 12, 2025
Prospectus [Line Items]
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
Class A shares
Return before taxes	26.15%	17.17%	13.76%
Return after taxes on distributions	21.41%	16.02%	13.02%
Return after taxes on distributions and sale of Fund shares	15.70%	13.49%	11.28%
Class I shares
Return before taxes	34.16%	18.84%	14.56%
Investor Class shares
Return before taxes	32.86%	17.68%	13.62%
S&P 500 TR Index(1) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
HFRX Equity Hedge Index(2) (reflects no deduction for fees, expenses or taxes)	7.83%	5.53%	3.51%

(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

(2)	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes